E*TRADE FINANCIAL SECTOR INDEX FUND
ANNUAL REPORT


The E*TRADE Financial Sector Index Fund commenced operations on December 29, 2000. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 2000. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period.

E*TRADE FINANCIAL SECTOR INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2000


        SECURITY                                        SHARES         VALUE
        ------------------------------------------------------------------------

        COMMON STOCKS--99.28% OF NET ASSETS
        BANKS--35.27%
        ------------------------------------------------------------------------
        AMCORE Financial Inc.                                100     $   2,069
        AmSouth Bancorp                                    1,600        24,400
        Anchor Bancorp Wisconsin Inc.                        100         1,600
        Associated Bancorp                                   300         9,113
        Astoria Financial Corp.                              200        10,863
        BancWest Corporation                                 200         5,225
        Bank of America Corp.                              7,317       335,667
        Bank of New York Co. Inc.                          3,200       176,600
        Bank One Corp.                                     5,000       183,125
        Bank United Corp. "A"                                100         6,819
        Banknorth Group Inc.                                 600        11,963
        Bay View Capital Corp.                               100           625
        BB&T Corp.                                         1,700        63,431
        Centura Banks Inc.                                   200         9,650
        Charter One Financial Inc.                           900        25,988
        Chase Manhattan Corp.                                 83       264,446
        Chittenden Corp.                                     800         3,031
        Citizens Banking Corp.                               200         5,813
        City National Corp.                                  500         7,763
        Colonial BancGroup Inc.                              700         5,375
        Comerica Inc.                                        100        41,563
        Commerce Bancorp Inc.                                200         6,838
        Commerce Bancshares Inc.                             200         8,500
        Commercial Federal Corp.                             200         3,888
        Community First Bankshares Inc.                      500         3,775
        Compass Bancshares Inc.                               83        11,938
        Cullen/Frost Bankers Inc.                            200         8,363
        Dime Bancorp Inc.                                    200        14,781
        Downey Financial Corp.                               500         5,500
        East West Bancorp Inc.                               300         2,494
        Fifth Third Bancorp                                  200       113,525
        First Midwest Bancorp Inc.                           100         5,750
        First Sentinel Bancorp Inc.                          600         1,150
        First Tennessee National Corp.                     4,200        17,363
        First Union Corp.                                    200       116,813
        First Virginia Banks Inc.                          4,100         9,600
        Firstar Corp.                                         89        95,325
        FirstFed Financial Corp.                   +         300         2,876
        FirstMerit Corp.                                   3,900         8,020
        FleetBoston Financial Corp.                          700       146,494
        Golden State Bancorp Inc.                            600         9,431
        Golden West Financial Corp.                          600        40,500
        Greater Bay Bancorp                                  400         7,585
        Greenpoint Financial Corp.                           200        16,375
        Harbor Florida Bancshares Inc.                     1,000         1,494
        Hibernia Corp. "A"                                   300         8,925

        Hudson City Bancorp Inc.                             200         4,050
        Hudson United Bancorp                              1,100         4,188
        Huntington Bancshares Inc.                           100        17,806
        Imperial Bancorp                           +         300         5,250
        Independence Community Bank Corp.                    300         4,781
        IndyMac Bancorp Inc.                       +         100         8,850
        Investors Financial Services Corp.                   100         8,600
        KeyCorp                                            1,800        50,400
        M&T Bank Corp.                                       400        27,200
        MAF Bancorp Inc.                                     100         2,844
        Marshall & Ilsley Corp.                              400        20,332
        Medallion Financial Corp.                             74         1,082
        Mellon Financial Corp.                             2,100       103,294
        Mercantile Bankshares Corp.                          300        12,956
        National City Corp.                                2,300        66,125
        National Commerce Bancorp                            900        22,275
        Net.B@nk Inc.                              +         100           656
        New York Community Bancorp                           100         3,675
        North Fork Bancorp                                   700        17,194
        Northern Trust Corp.                                 900        73,406
        Ocwen Financial Corp.                      +         190         1,211
        Old Kent Financial Corp.                             600        26,250
        Pacific Century Financial Corp.                      300         5,306
        Pacific Northwest Bancorp                             81         1,119
        People's Bank                                        100         2,588
        PFF Bancorp Inc.                                      69         1,440
        PNC Financial Services Group                       1,200        87,675
        Provident Bankshares Corp.                           100         2,088
        Regions Financial Corp.                              900        24,581
        Republic Bancorp Inc.                                200         2,163
        Republic Security Financial Corp.                    200         1,444
        Richmond County Financial Corp.                      100         2,613
        Roslyn Bancorp Inc.                                  300         8,194
        Silicon Valley Bancshares                  +         200         6,913
        South Financial Group Inc. (The)                     200         2,650
        SouthTrust Corp.                                     700        28,481
        Southwest Bancorp of Texas Inc.            +         100         4,294
        Sovereign Bancorp Inc.                             1,000         8,125
        State Street Corp.                                   700        86,947
        Staten Island Bancorp Inc.                           100         2,138
        Sterling Bancshares Inc.                             100         1,975
        Summit Bancorp                                       800        30,550
        SunTrust Banks Inc.                                1,100        69,300
        Synovus Financial Corp.                              900        24,244
        TCF Financial Corp.                                  300        13,369
        Texas Regional Bancshares "A"                         75         2,438
        Trustmark Corp.                                      200         4,200
        Union Planters Corp.                                 600        21,450
        UnionBanCal Corporation                              200         4,813
        US Bancorp Inc.                                    3,200        93,400
        Wachovia Corp.                                       900        52,313
        Washington Mutual Inc.                             2,300       122,044
        Webster Financial Corp.                              200         5,663
        Wells Fargo & Company                              7,479       416,487
        Westamerica Bancorp                                  189         8,127
        Wilmington Trust Corp.                               100         6,206
        Zions Bancorp                                        400        24,975
        ------------------------------------------------------------------------
                                                                     3,525,170
        ------------------------------------------------------------------------

        COMPUTERS--0.33%
        ------------------------------------------------------------------------
        Bisys Group Inc.                           +         200        10,425
        SEI Investment Co.                                   199        22,288
        ------------------------------------------------------------------------
                                                                        32,713
        ------------------------------------------------------------------------

        DIVERSIFIED FINANCIAL SERVICES--36.63%
        ------------------------------------------------------------------------
        Affiliated Managers Group Inc.             +         100         5,488
        Allied Capital Corp.                                 300         6,263
        American Capital Strategies Ltd.                     100         2,519
        American Express Co.                               5,100       280,181
        AmeriCredit Corp.                          +         300         8,175
        Ameritrade Holding Corp. "A"               +         500         3,500
        Bear Stearns Companies Inc.                          500        25,344
        Capital One Financial Corp.                          800        52,650
        CIT Group Inc. (The)                                 800        16,100
        Citigroup Inc.                                       200     1,112,907
        CompuCredit Corp.                          +       1,400         1,504
        Countrywide Credit Industries Inc.                   200        25,125
        Doral Financial Corp.                                100         4,838
        E*trade Group Inc.                         +         100         7,375
        Eaton Vance Corp.                                    400         9,675
        Edwards (A.G.) Inc.                                  100        18,975
        Fannie Mae                                           200       381,700
        Federated Investors Inc. "B"                         200        11,650
        Franklin Resources Inc.                              198        26,670
        Freddie Mac                                        4,400       206,625
        Goldman Sachs Group Inc. (The)                       185        64,163
        Household International Inc.                         200       110,000
        Jeffries Group Inc.                                  100         3,125
        Knight Trading Group Inc.                  +         400         5,575
        Labranche & Co. Inc.                       +         200         6,113
        Legg Mason Inc.                                      300        16,350
        Lehman Brothers Holdings Inc.                      1,000        67,625
        MBNA Corp.                                         3,200       118,200
        Merrill Lynch & Co. Inc.                           3,200       218,200
        Metris Companies Inc.                                300         7,894
        Morgan (J.P.) & Co. Inc.                             700       115,850
        Morgan Stanley Dean Witter & Co.                   4,900       388,325
        NextCard Inc.                              +         200         1,600
        Phoenix Investment Partners Ltd.                     200         3,138
        Price (T. Rowe) Group Inc.                           500        21,133
        Providian Financial Corp.                          1,200        69,000
        Raymond James Financial Inc.                         200         6,975
        Schwab (Charles) Corp.                             4,700       133,363
        Southwest Securities Group Inc.                       83         2,148
        Stilwell Financial Inc.                            1,000        39,438
        USA Education Inc.                                   700        47,600
        Waddell & Reed Financial Inc. "A"                    200         7,525
        ------------------------------------------------------------------------
                                                                     3,660,604
        ------------------------------------------------------------------------

        ENTERTAINMENT--0.03%
        ------------------------------------------------------------------------
        Fairfield Communities Inc.                 +       3,000         2,813
        ------------------------------------------------------------------------

        INDUSTRIAL - DIVERSIFIED--0.42%
        ------------------------------------------------------------------------
        Zomax Optical Media Inc.                           1,000        42,438
        ------------------------------------------------------------------------

        INSURANCE--22.22%
        ------------------------------------------------------------------------
        AFLAC Inc.                                         1,100        79,406
        Allmerica Financial Corp.                            200        14,500
        Allstate Corp.                                     3,100       135,044
        Ambac Financial Group Inc.                           500        29,156
        American Financial Group Inc.                        100         2,656
        American General Corp.                             1,100        89,650
        American International Group Inc.                  8,701       857,592
        AmerUs Group Co.                                      79         2,558
        AON Corp.                                          1,000        34,250
        Berkley (W.R.) Corp.                                 100         4,719
        Chubb Corp.                                          600        69,200
        Cincinnati Financial Corp.                        21,795        23,738
        CNA Financial Corp.                        +         100         3,875
        Conseco Inc.                                         500        18,463
        E.W. Blanch Holdings Inc.                             67         1,168
        Enhance Financial Services Group Inc.                191         1,544
        Everest Re Group Ltd.                                200        14,325
        Fidelity National Financial Inc.                   1,900         7,388
        First American Corp.                                 200         6,575
        Gallagher (Arthur J.) & Co.                          200        12,598
        Hancock (John) Financial Services Inc.               100        52,675
        Hartford Financial Services Group Inc.               200        70,625
        HCC Insurance Holdings Inc.                          600         5,388
        Horace Mann Educators Corp.                          200         4,275
        Jefferson-Pilot Corp.                                400        29,900
        Leucadia National Corp.                              100         3,544
        Lincoln National Corp.                               800        37,850
        Loews Corp.                                          300        31,069
        Marsh & McLennan Companies Inc.                    1,200       140,400
        MBIA Inc.                                            400        29,650
        Mercury General Corp.                                100         4,388
        MetLife Inc.                                       3,300       115,500
        MGIC Investment Corp.                                400        26,975
        MONY Group Inc.                                      200         9,888
        Mutual Risk Management Ltd.                          200         3,038
        Nationwide Financial Services Inc.                   100         4,750
        Ohio Casualty Corp.                                  200         2,000
        Old Republic International Corp.                     500        16,000
        PartnerRe Ltd.                                       100         6,100
        PMI Group Inc. (The)                                 200        13,538
        Presidential Life Corp.                              100         1,494
        Progressive Corporation                              300        31,088
        Protective Life Corp.                                300         9,675
        Radian Group Inc.                                    196        14,712
        Reinsurance Group of America Inc.                    100         3,550
        RenaissanceRe Holdings Ltd.                           92         7,205
        SAFECO Corp.                                         500        16,438
        Selective Insurance Group Inc.                       100         2,425
        St. Paul Companies Inc.                              900        48,881
        StanCorp Financial Group Inc.                        100         4,775
        Torchmark Corp.                                      500        19,219
        Transatlantic Holdings Inc.                           72         7,623
        Trenwick Group Ltd.                                  191         4,739
        Unitrin Inc.                                         200         8,125
        UNUMProvident Corp.                                  900        24,188
        ------------------------------------------------------------------------
                                                                     2,220,095
        ------------------------------------------------------------------------

        REAL ESTATE--0.84%
        ------------------------------------------------------------------------
        Brandywine Realty Trust                              100         2,069
        BRE Properties Inc. "A"                              200         6,338
        CBL & Associates Properties Inc.                     100         2,531
        Chelsea GCA Realty Inc.                    +         100         3,061
        Cousins Properties Inc.                              400         5,588
        Developers Diversified Realty Corp.                  500         2,663
        Equity Inns Inc.                                   1,300         1,182
        First Industrial Realty Trust                        200         6,800
        Glenborough Realty Trust Inc.                        300         1,738
        Healthcare Realty Trust                              100         4,250
        Home Properties of NY Inc.                           300         2,710
        JDN Realty Corp.                                   5,820         1,056
        Kilroy Realty Corp.                                  100         2,856
        LNR Property Corp.                                   100         2,200
        Macerich Co. (The)                                   100         1,919
        Manufactured Home Communities Inc.                   100         2,900
        Meristar Hospitality Corp.                           200         3,938
        Mills Corp.                                          100         1,656
        Nationwide Health Properties Inc.                    200         2,575
        Prentiss Properties Trust                            189         5,091
        Reckson Associates Realty Corp.                      200         5,013
        RFS Hotel Investors Inc.                             100         1,306
        Security Capital Group "B"                 +         200         4,013
        Shurgard Storage Centers Inc. "A"                    100         2,444
        Sl Green Realty Corp.                                100         2,800
        St. Joe Company (The)                                100         2,200
        Storage USA Inc.                                     100         3,175
        ------------------------------------------------------------------------
                                                                        84,072
        ------------------------------------------------------------------------

        REAL ESTATE INVESTMENT TRUSTS--3.48%
        ------------------------------------------------------------------------
        AMB Property Corp.                                   300         7,744
        Apartment Investment & Management Co. "A"            300        14,981
        Archstone Communities Trust                          500        12,875
        Arden Realty Inc.                                    300         7,538
        AvalonBay Communities Inc.                           300        15,038
        Boston Properties Inc.                               200         8,700
        Camden Property Trust                                199         6,667
        Capital Automotive REIT                              100         1,381
        CarrAmerica Realty Corp.                             199         6,231
        Crescent Real Estate Equities Co.                    200         8,900
        Duke-Weeks Realty Corp.                            1,000        12,313
        Equity Office Properties Trust                       600        42,413
        Equity Residential Properties Trust                  200        33,188
        Federal Realty Investment Trust                      400         3,800
        FelCor Lodging Trust Inc.                            200         4,788
        General Growth Properties Inc.                       100         7,238
        Health Care Property Investors Inc.                  200         5,975
        Health Care REIT Inc.                                700         1,625
        Highwoods Properties Inc.                             97         7,463
        Hospitality Properties Trust                         800         4,525
        Host Marriott Corp.                                2,000        10,350
        HRPT Properties Trust                              1,400         4,538
        iStar Financial Inc.                                 200         1,969
        Kimco Realty Corp.                                   300        13,256
        Koger Equity Inc.                                     97         1,510
        Liberty Property Trust                               300         8,569
        Mack-Cali Realty Corp.                               200         5,713
        Meditrust Corp.                            +         600         1,538

        New Plan Excel Realty Trust                          400         5,250
        Post Properties Inc.                                 200         7,513
        Prologis Trust                                       700        15,575
        Public Storage Inc.                                  400         9,725
        Rouse Co.                                            300         7,650
        Simon Property Group Inc.                            600        14,400
        Spieker Properties Inc.                              300        15,038
        Vornado Realty Trust                                 300        11,494
        ------------------------------------------------------------------------
                                                                       347,471
        ------------------------------------------------------------------------

        SOFTWARE--0.06%
        ------------------------------------------------------------------------
        Homestore.com Inc.                         +         200         6,004
        ------------------------------------------------------------------------

        TOTAL COMMON STOCKS
        (Cost: $9,927,661)                                           9,921,380
        ------------------------------------------------------------------------


        TOTAL INVESTMENTS IN SECURITIES -- 99.28%
        (Cost $9,927,661)                                            9,921,380
        ------------------------------------------------------------------------
        Other Assets, Less Liabilities -- 0.72%                         72,339
        ------------------------------------------------------------------------
        NET ASSETS -- 100.00%                                       $9,993,719
        ========================================================================



+       Non-income earning securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value (cost: $9,927,661)                   $ 9,921,380
Cash                                                               10,000,000
                                                                  -----------
Total Assets                                                       19,921,380
                                                                  -----------
LIABILITIES:
Investment securities purchased                                     9,927,661
                                                                  -----------
NET ASSETS                                                        $ 9,993,719
                                                                  ===========
NET ASSETS CONSIST OF:
      Paid-in capital                                              10,000,000
      Net unrealized depreciation of investments                       (6,281)
                                                                  -----------
NET ASSETS                                                        $ 9,993,719
                                                                  ===========
Shares outstanding (unlimited authorized, par value $.01)           1,000,000
                                                                  ===========
Net asset value and offering price per share                      $      9.99
                                                                  ===========


--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------



 UNREALIZED (LOSS) ON INVESTMENTS
       Unrealized depreciation of investments                        $(6,281)
                                                                     --------
 Unrealized loss on investments                                       (6,281)
                                                                     --------
 DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(6,281)
                                                                     ========

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                               DECEMBER 29, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                            TO DECEMBER 31, 2000
                                                    ----------------------------
INCREASE IN NET ASSETS
OPERATIONS:
       Unrealized depreciation of investments                     $    (6,281)
                                                                  ------------
Decrease in net assets resulting from operations                       (6,281)
                                                                  ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
      Net proceeds from shares sold                                10,000,000
                                                                  ------------
Net increase in net assets resulting from transactions
   in shares of common stock                                        10,000,000
                                                                  ------------
Increase in Net Assets                                              9,993,719
NET ASSETS:
Beginning of period                                                        --
                                                                  ------------
End of period                                                     $ 9,993,719
                                                                  ============
SHARE TRANSACTIONS:
      Number of shares sold                                         1,000,000
                                                                  ------------
 Increase in shares outstanding                                     1,000,000
                                                                  ============

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE FINANCIAL SECTOR INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING FOR THE PERIOD

--------------------------------------------------------------------------------
                                                      PERIOD FROM
                                                DECEMBER 29, 2000
                                                    (COMMENCEMENT
                                                OF OPERATIONS) TO
                                                DECEMBER 31, 2000
-------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.00
                                                      --------
LOSS FROM INVESTMENT OPERATIONS:
             Unrealized loss on investments             (0.01)
                                                      --------
NET ASSET VALUE, END OF PERIOD                         $ 9.99
                                                      --------
TOTAL RETURN                                            (0.10)%  (1)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)         $ 9,994

--------------------------------------------------------------------------------

(1) For the period December 29, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.

The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000


1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Financial Sector Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Financial Sector Index Fund.

         The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

         * "Dow U.S. Financial Sector IndexSM" and "Dow JonesSM" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., the investment advisor. The Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

         The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements, and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.


     COMMENCEMENT OF OPERATIONS

         The Fund commenced operations on December 29, 2000 with the sale of one million common shares to its advisor, E*Trade Asset Management, Inc., ("ETAM") and the concurrent purchase of investment securities amounting to $9,927,661. In conjunction with these transactions, ETAM deposited $10 million with the Fund's custodian. The organization and other costs incurred through December 31, 2000 were absorbed by the advisor.

     INVESTMENT POLICY AND SECURITY VALUATION

         Investments are valued at the last reported sale price on the primary exchange or national security market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility by the Fund's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.


     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.


     REDEMPTION FEES

         Shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

         Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.70% of its average daily net assets for its services as administrator of the Fund.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.


3.   PORTFOLIO SECURITIES LOANED

         The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of the securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ended December 31, 2000.

4.   FUTURES CONTRACTS

         The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government securities or other liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ended December 31, 2000.

5.   REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statement of Additional Information requires that the cash investments be fully collateralized. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund as of December 31, 2000.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

         Purchases of investments, exclusive of short-term securities, aggregated $9,927,661 for the period ended December 31, 2000.

7.       FEDERAL INCOME TAX BASIS OF INVESTMENTS

         At December 31, 2000, the cost basis of the investments for financial statement purposes was equal to the cost basis for federal income tax purposes.

8.       CHANGE IN ACCOUNTING POLICY

         In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the way the Fund accounts for premiums on fixed income securities and also require changes to the presentation of the financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Financial Sector Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds), including the schedule of investments, as of December 31, 2000 and the related statements of operations, changes in net assets and the financial highlights for the period from December 29, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Financial Sector Index Fund as of December 31, 2000, the results of its operations, changes in its net assets and financial highlights for the period from December 29, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 21, 2001